Leases (Details) - Schedule of Minimum Lease Payments - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Maturity analysis
lease liabilities, gross	$ 1,920,972
Amount representing implicit interest	(466,786)
Lease obligations	1,454,186	$ 1,244,470	$ 442,842
Less than one year [Member]
Maturity analysis
lease liabilities, gross	367,033
One to two years [Member]
Maturity analysis
lease liabilities, gross	374,185
Two to three years [Member]
Maturity analysis
lease liabilities, gross	342,763
Three to four years [Member]
Maturity analysis
lease liabilities, gross	234,705
Four to five years [Member]
Maturity analysis
lease liabilities, gross	233,917
More than five years [Member]
Maturity analysis
lease liabilities, gross	$ 368,369